Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments (the “Trust”) File Nos. 33-37459 and 811-6200

Schwab Global Real Estate Fund

Post-Effective Amendment No. 122

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated June 26, 2015, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt

Robin R. Nesbitt
Corporate Counsel
Charles Schwab Investment Management, Inc.